Long-term debt - Schedule (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,158,192,000	$ 2,363,372,000
Less current maturities	(11,775,000)	(39,771,000)
Non-current portion of long-term debt	2,146,417,000	2,323,601,000
Debt discounts and deferred financing fees	21,800,000	25,400,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,981,199,000	1,979,125,000
$300 million at 4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	298,408,000	297,999,000
Notional amount	$ 300,000,000
$300 million at 4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 692,516,000	691,434,000
Notional amount	$ 700,000,000
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 694,770,000	694,282,000
Notional amount	$ 700,000,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,505,000	295,410,000
Notional amount	$ 300,000,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Geismar 3 construction facility
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 0	176,335,000
Geismar 3 construction facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	3.00%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 0	46,948,000
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	176,993,000	160,964,000
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 65,745,000	69,734,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 73,836,000	78,391,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.08% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 37,412,000	$ 12,839,000
5.08% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.08%